Schedule of Notes Payable - Related Parties (Details) - USD ($)	Jun. 30, 2023	Apr. 11, 2023	Jan. 27, 2023	Dec. 31, 2022	Nov. 29, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Notes payable – related parties, net	$ 74,579			$ 104,696			$ 359,184
Less: current portion of notes payable - related parties	(39,435)			(51,657)			(254,487)
Notes payable – related parties, net – long-term	(35,144)			$ (53,039)			$ (104,697)
Theralink Technologies Inc [Member]
Principal amount	8,986,605	$ 17,961,798	$ 17,961,798		$ 17,961,798	$ 2,475,000
Less: debt discount	(3,799,271)					(2,028,719)
Notes payable – related parties, net	40,000					40,000
Less: current portion of notes payable - related parties						(1,000)		(1,000)
Theralink Technologies Inc [Member] | Related Party [Member]
Principal amount	836,966					350,000
Less: debt discount	(39,769)
Notes payable – related parties, net	797,197					350,000
Less: current portion of notes payable - related parties	(797,197)					(350,000)		$ (100,000)
Theralink Technologies Inc [Member] | Nonrelated Party [Member]
Less: current portion of notes payable - related parties	(1,000)					(1,000)
Notes payable – related parties, net – long-term